UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05547
The Laudus Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
The Laudus Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: December 31, 2012

Item 1. Schedule of Investments.

Laudus Trust
Laudus Mondrian International Equity Fund

Portfolio Holdings as of December 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.7%		Common Stock	121,048,316	128,175,371
0.5%		Other Investment Company	566,380	566,380

100.2%		Total Investments	121,614,696	128,741,751
(0	.2)%	Other Assets and Liabilities, Net		(203,224)

100.0%		Net Assets		128,538,527

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Australia 4.1%

Insurance 4.1%
AMP Ltd.	555,215	2,816,255
QBE Insurance Group Ltd.	214,825	2,461,445

		5,277,700

France 16.2%

Banks 1.1%
Societe Generale S.A. *	36,579	1,390,823

Capital Goods 3.3%
Compagnie de Saint-Gobain	98,164	4,215,540

Energy 3.0%
Total S.A.	74,498	3,876,348

Food & Staples Retailing 2.8%
Carrefour S.A.	140,595	3,619,946

Pharmaceuticals, Biotechnology & Life Sciences 3.5%
Sanofi	47,370	4,492,090

Telecommunication Services 2.5%
France Telecom S.A.	290,761	3,225,649

		20,820,396

Germany 5.4%

Telecommunication Services 2.4%
Deutsche Telekom AG - Reg’d	266,513	3,033,692

Utilities 3.0%
RWE AG	92,921	3,854,129

		6,887,821

Israel 1.9%

Pharmaceuticals, Biotechnology & Life Sciences 1.9%
Teva Pharmaceutical Industries Ltd. ADR	65,600	2,449,504

Italy 4.0%

Banks 1.2%
Intesa Sanpaolo S.p.A.	891,620	1,541,888

Energy 2.8%
Eni S.p.A.	145,148	3,555,766

		5,097,654

Japan 19.9%

Automobiles & Components 3.5%
Toyota Motor Corp.	95,800	4,473,489

Food & Staples Retailing 2.4%
Seven & I Holdings Co., Ltd.	108,900	3,069,972

Household & Personal Products 2.6%
Kao Corp.	129,800	3,382,268

Insurance 3.1%
Tokio Marine Holdings, Inc.	140,800	3,922,582

Pharmaceuticals, Biotechnology & Life Sciences 3.0%
Takeda Pharmaceutical Co., Ltd.	87,100	3,892,934

Semiconductors & Semiconductor Equipment 1.5%
Tokyo Electron Ltd.	41,600	1,918,643

Technology Hardware & Equipment 3.8%
Canon, Inc.	126,700	4,910,858

		25,570,746

Netherlands 5.1%

Food & Staples Retailing 3.0%
Koninklijke Ahold N.V.	283,900	3,806,816

Media 2.1%
Reed Elsevier N.V.	186,782	2,769,544

		6,576,360

Singapore 3.5%

Banks 2.1%
United Overseas Bank Ltd.	165,535	2,715,442

Telecommunication Services 1.4%
Singapore Telecommunications Ltd.	647,000	1,760,505

		4,475,947

Spain 7.2%

Banks 1.5%
Banco Santander S.A.	236,303	1,920,436

Telecommunication Services 2.5%
Telefonica S.A.	242,255	3,279,901

Utilities 3.2%
Iberdrola S.A.	733,368	4,095,642

		9,295,979

 1

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Switzerland 9.5%

Capital Goods 3.3%
ABB Ltd. - Reg’d *	204,149	4,233,544

Insurance 3.0%
Zurich Insurance Group AG *	14,369	3,850,288

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Novartis AG - Reg’d	66,273	4,186,682

		12,270,514

Taiwan 2.8%

Semiconductors & Semiconductor Equipment 2.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,063,154	3,556,046

United Kingdom 20.1%

Energy 5.9%
BP plc	532,914	3,705,302
Royal Dutch Shell plc, Class A	114,566	3,943,383

		7,648,685

Food & Staples Retailing 3.3%
Tesco plc	771,730	4,251,131

Food, Beverage & Tobacco 3.3%
Unilever plc	108,397	4,213,490

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
GlaxoSmithKline plc	189,346	4,122,499

Telecommunication Services 2.4%
Vodafone Group plc	1,235,664	3,110,492

Utilities 2.0%
National Grid plc	222,366	2,550,407

		25,896,704

Total Common Stock
(Cost $121,048,316)		128,175,371

Other Investment Company 0.5% of net assets

United States 0.5%
State Street Institutional U.S. Government Money Market Fund	566,380	566,380

Total Other Investment Company
(Cost $566,380)		566,380

End of Investments.

At 12//31/12, the tax basis cost of the fund’s investments was $124,630,842 and the unrealized appreciation and depreciation were $11,302,992 and ($7,192,083), respectively, with a net unrealized appreciation of $4,110,909.

At 12/31/12, the values of certain foreign securities held by the fund aggregating $125,725,867 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.

ADR —	American Depositary Receipt
Reg’d —	Registered

AUD —	Australian dollar
USD —	U.S. dollar

In addition to the above, the fund held the following at 12/31/12:

			Amount of		Amount of
		Currency	Currency	Currency	Currency	Unrealized
		to be	to be	to be	to be	Losses
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

01/31/2013	State Street Bank London	AUD	311,000	USD	322,288	(3,335)
01/31/2013	State Street Bank London	USD	4,815,670	AUD	4,647,000	(38,461)

Net unrealized losses on Forward Foreign Currency Exchange Contracts						(41,796)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded

2

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	International fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Forward foreign currency exchange contracts: valued at a value based on that day’s exchange rates.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity

 3

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2012:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$125,725,867	$—	$125,725,867
Israel[1]	2,449,504	—	—	2,449,504
Other Investment Company[1]	566,380	—	—	566,380

Total	$3,015,884	$125,725,867	$—	$128,741,751

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	($41,796)	$—	$—	($41,796)

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2012.

The fund entered into forward foreign currency exchange contracts during the period ended December 31, 2012. The fund invested in forward foreign currency exchange contracts to defensively hedge part of the fund’s exposure to currencies that were deemed to be overvalued by the sub-adviser.

REG60667DEC12-00

4

Laudus Trust
Laudus Mondrian Emerging Markets Fund

Portfolio Holdings as of December 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

89.5%	Common Stock	103,176,625	124,258,978
7.5%	Preferred Stock	9,943,782	10,354,636
2.5%	Other Investment Company	3,439,095	3,439,095

99.5%	Total Investments	116,559,502	138,052,709
0.5%	Other Assets and Liabilities, Net		747,572

100.0%	Net Assets		138,800,281

	Number	Value
Security	of Shares	($)

Common Stock 89.5% of net assets

Brazil 5.9%

Materials 0.7%
Vale S.A. ADR	43,300	907,568

Transportation 2.9%
CCR S.A.	262,400	2,492,640
EcoRodovias Infraestrutura e Logistica S.A.	189,600	1,601,993

		4,094,633

Utilities 2.3%
CPFL Energia S.A. ADR	151,600	3,177,536

		8,179,737

Chile 2.8%

Utilities 2.8%
Enersis S.A. ADR	213,900	3,897,258

China 16.2%

Banks 1.4%
China Construction Bank Corp., Class H	2,317,950	1,894,256

Capital Goods 1.1%
Beijing Enterprises Holdings Ltd.	238,000	1,561,108

Energy 2.8%
China Shenhua Energy Co., Ltd., Class H	850,000	3,807,421

Food, Beverage & Tobacco 0.6%
Want Want China Holdings Ltd.	608,000	852,054

Household & Personal Products 1.5%
Hengan International Group Co., Ltd.	233,000	2,127,940

Retailing 2.7%
Belle International Holdings Ltd.	1,720,392	3,804,775

Telecommunication Services 3.6%
China Mobile Ltd.	428,000	5,036,573

Utilities 2.5%
China Resources Power Holdings Co., Ltd.	1,324,000	3,411,205

		22,495,332

Hong Kong 2.6%

Consumer Services 2.6%
Sands China Ltd.	805,200	3,599,778

India 10.0%

Automobiles & Components 2.4%
Tata Motors Ltd.	583,651	3,354,846

Banks 3.8%
Axis Bank Ltd.	131,889	3,313,835
Housing Development Finance Corp., Ltd.	127,570	1,948,861

		5,262,696

Capital Goods 1.7%
Larsen & Toubro Ltd.	77,306	2,295,397

Diversified Financials 2.1%
Rural Electrification Corp., Ltd.	650,124	2,945,438

		13,858,377

Indonesia 5.8%

Automobiles & Components 2.0%
PT Astra International Tbk	3,405,000	2,697,262

Banks 1.5%
PT Bank Rakyat Indonesia (Persero) Tbk	2,866,500	2,078,941

Utilities 2.3%
PT Perusahaan Gas Negara (Persero) Tbk	6,782,000	3,247,513

		8,023,716

Kazakhstan 1.7%

Energy 1.7%
KazMunaiGas Exploration Production GDR	132,397	2,383,146

Mexico 7.4%

Banks 3.3%
Grupo Financiero Santander Mexico SAB de CV, Class B ADR *	282,800	4,575,704

Materials 2.0%
Grupo Mexico S.A.B. de C.V., Series B	774,133	2,799,774

 1

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 2.1%
America Movil SAB de C.V., Series L ADR	124,700	2,885,558

		10,261,036

Peru 3.5%

Banks 3.5%
Credicorp Ltd.	32,794	4,806,289

Philippines 1.9%

Telecommunication Services 1.9%
Philippine Long Distance Telephone Co. ADR	43,000	2,636,330

Republic of Korea 8.1%

Automobiles & Components 3.4%
Hyundai Mobis	17,634	4,784,263

Banks 2.3%
KB Financial Group, Inc.	87,460	3,123,973

Semiconductors & Semiconductor Equipment 2.4%
Samsung Electronics Co., Ltd.	2,343	3,366,421

		11,274,657

Russia 4.5%

Banks 0.8%
Sberbank of Russia ADR	92,471	1,161,436

Energy 3.7%
Gazprom OAO ADR	309,724	3,013,614
LUKOIL OAO ADR	30,400	2,052,000

		5,065,614

		6,227,050

South Africa 3.2%

Food, Beverage & Tobacco 3.2%
SABMiller plc	62,121	2,862,796
Tiger Brands Ltd.	39,431	1,520,513

		4,383,309

Taiwan 3.2%

Semiconductors & Semiconductor Equipment 3.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,347,719	4,507,862

Thailand 4.1%

Banks 1.0%
Kasikornbank PCL NVDR	220,200	1,401,244

Energy 3.1%
PTT PCL	398,500	4,325,008

		5,726,252

Turkey 6.1%

Banks 1.2%
Turkiye Garanti Bankasi A/S	326,392	1,703,579

Energy 2.8%
Tupras-Turkiye Petrol Rafinerileri A/S	133,238	3,868,620

Telecommunication Services 2.1%
Turk Telekomunikasyon A/S	758,056	2,947,290

		8,519,489

United States 2.5%

Consumer Services 2.5%
Yum! Brands, Inc.	52,400	3,479,360

Total Common Stock
(Cost $103,176,625)		124,258,978

Preferred Stock 7.5% of net assets

Brazil 7.5%

Banks 1.9%
Itausa - Investimentos Itau S.A.	563,323	2,665,983

Energy 2.4%
Petroleo Brasileiro S.A.	344,200	3,281,457

Food, Beverage & Tobacco 1.3%
Companhia de Bebidas das Americas ADR	42,400	1,780,376

Materials 1.9%
Vale S.A. ADR	129,400	2,626,820

Total Preferred Stock
(Cost $9,943,782)		10,354,636

Other Investment Company 2.5% of net assets

United States 2.5%
State Street Institutional U.S. Government Money Market Fund	3,439,095	3,439,095

Total Other Investment Company
(Cost $3,439,095)		3,439,095

End of Investments.

At 12/31/12, the tax basis cost of the fund’s investments was $120,232,823 and the unrealized appreciation and depreciation were $20,288,792 and ($2,468,906) respectively, with a net unrealized appreciation of $17,819,886.

At 12/31/12, the values of certain foreign securities held by the fund aggregating $78,063,764 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.

2

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	International fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 3

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Common Stock[1]	$—	$76,662,520	$—	$76,662,520
Brazil[1]	8,179,737	—	—	8,179,737
Chile[1]	3,897,258	—	—	3,897,258
Kazakhstan[1]	2,383,146	—	—	2,383,146
Mexico[1]	10,261,036	—	—	10,261,036
Peru[1]	4,806,289	—	—	4,806,289
Philippines[1]	2,636,330	—	—	2,636,330
Russia[1]	6,227,050	—	—	6,227,050
Thailand[1]	—	1,401,244	—	1,401,244
Energy	4,325,008	—	—	4,325,008
United States[1]	3,479,360	—	—	3,479,360
Preferred Stock
Brazil[1]	10,354,636	—	—	10,354,636
Other Investment Company[1]	3,439,095	—	—	3,439,095

Total	$59,988,945	$78,063,764	$—	$138,052,709

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

4

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2012.

REG60664DEC12-00

 5

Laudus Trust
Laudus Mondrian International Fixed Income Fund

Portfolio Holdings as of December 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

65.8%	Government Bonds	541,664,852	556,048,863
15.7%	Government Agency Obligations	139,666,075	132,582,301
4.5%	Corporate Bonds	36,364,402	38,039,646
12.1%	Supranational	100,585,105	102,637,393
0.4%	Other Investment Company	3,780,757	3,780,757

98.5%	Total Investments	822,061,191	833,088,960
1.5%	Other Assets and Liabilities, Net		12,268,291

100.0%	Net Assets		845,357,251

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Government Bonds 65.8% of net assets

Austria 4.6%
Austria Government Bond
6.25%, 07/15/27 (EUR)	19,600,000	38,980,536

Denmark 4.7%
Denmark Government International Bond
3.13%, 03/17/14 (EUR)	29,000,000	39,665,367

Finland 4.7%
Finland Government Bond
5.38%, 07/04/13 (EUR)	24,000,000	32,526,988
3.50%, 04/15/21 (EUR)	4,600,000	7,121,814

		39,648,802

France 4.2%
France Government Bond OAT
5.75%, 10/25/32 (EUR)	18,400,000	35,590,648

Germany 3.7%
Bundesobligation
2.75%, 04/08/16 (EUR)	12,000,000	17,238,600
Bundesrepublik Deutschland
3.75%, 01/04/17 (EUR)	5,700,000	8,600,717
3.50%, 07/04/19 (EUR)	3,300,000	5,145,712

		30,985,029

Japan 20.2%
Japan Government Five Year Bond
0.40%, 09/20/15 (JPY)	3,500,000,000	40,736,388
Japan Government Ten Year Bond
1.90%, 06/20/16 (JPY)	2,900,000,000	35,547,135
1.50%, 09/20/18 (JPY)	3,700,000,000	45,767,635
1.30%, 06/20/20 (JPY)	1,300,000,000	15,922,708
Japan Government Thirty Year Bond
2.40%, 12/20/34 (JPY)	2,560,000,000	32,639,254

		170,613,120

Mexico 4.5%
Mexican Bonos
7.50%, 06/03/27 (MXN)	30,500,000	2,750,963
Mexico Government Bond
9.50%, 12/18/14 (MXN)	30,800,000	2,597,545
8.50%, 12/13/18 (MXN)	40,000,000	3,625,208
6.50%, 06/10/21 (MXN)	350,000,000	29,397,422

		38,371,138

Poland 9.0%
Poland Government Bond
6.25%, 10/24/15 (PLN)	22,000,000	7,702,477
5.50%, 10/25/19 (PLN)	71,000,000	25,960,173
5.75%, 09/23/22 (PLN)	112,000,000	42,451,298

		76,113,948

South Africa 3.0%
South Africa Government Bond
8.25%, 09/15/17 (ZAR)	105,000,000	13,634,989
10.50%, 12/21/26 (ZAR)	78,000,000	11,804,236

		25,439,225

Sweden 3.1%
Sweden Government Bond
4.50%, 08/12/15 (SEK)	67,000,000	11,273,605
3.50%, 06/01/22 (SEK)	82,000,000	14,774,060

		26,047,665

United Kingdom 4.1%
United Kingdom Gilt
4.75%, 09/07/15 (GBP)	7,000,000	12,706,043
5.00%, 03/07/18 (GBP)	4,600,000	9,015,617

 1

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)
5.00%, 03/07/25 (GBP)	6,000,000	12,871,725

		34,593,385

Total Government Bonds
(Cost $541,664,852)		556,048,863

Government Agency Obligations 15.7% of net assets

Germany 12.2%
Bayerische Landesbank
1.40%, 04/22/13 (JPY)	3,550,000,000	41,092,064
Kreditanstalt fuer Wiederaufbau
0.30%, 03/20/13 (JPY) (c)	2,100,000,000	24,251,746
1.35%, 01/20/14 (JPY) (c)	140,000,000	1,637,901
2.05%, 02/16/26 (JPY) (c)	2,860,000,000	36,527,318

		103,509,029

Japan 1.7%
Development Bank of Japan, Inc.
1.75%, 03/17/17 (JPY)	1,160,000,000	14,279,066

Netherlands 1.8%
Bank Nederlandse Gemeenten
1.85%, 11/07/16 (JPY)	1,200,000,000	14,794,206

Total Government Agency Obligations
(Cost $139,666,075)		132,582,301

Corporate Bonds 4.5% of net assets

Netherlands 0.9%
ING Bank N.V.
6.13%, 05/29/23 (EUR) (a)(b)	5,420,000	7,833,232

Norway 2.0%
Eksportfinans ASA
1.60%, 03/20/14 (JPY)	1,500,000,000	16,899,971

United Kingdom 1.6%
HSBC Holdings plc
6.25%, 03/19/18 (EUR)	500,000	793,087
6.00%, 06/10/19 (EUR)	4,500,000	7,206,639
Lloyds TSB Bank plc
5.38%, 09/03/19 (EUR)	3,300,000	5,306,717

		13,306,443

Total Corporate Bonds
(Cost $36,364,402)		38,039,646

Supranational 12.1% of net assets

Asian Development Bank
2.35%, 06/21/27 (JPY)	2,230,000,000	29,488,510
European Investment Bank
1.40%, 06/20/17 (JPY)	2,270,000,000	27,482,577
1.90%, 01/26/26 (JPY)	640,000,000	7,749,175
Nordic Investment Bank
1.70%, 04/27/17 (JPY)	3,050,000,000	37,917,131

Total Supranational
(Cost $100,585,105)		102,637,393

	Number	Value
Security	of Shares	($)

Other Investment Company 0.4% of net assets

United States 0.4%
State Street Institutional U.S. Government Money Market Fund	3,780,757	3,780,757

Total Other Investment Company
(Cost $3,780,757)		3,780,757

End of Investments.

At 12/31/12 the tax basis cost of the fund’s investments was $822,655,718 and the unrealized appreciation and depreciation were $29,955,382 and ($19,522,140) respectively, with a net appreciation of $10,433,242.

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Guaranteed by the Republic of Germany.

EUR —	euro currency
GBP —	Great British pound
JPY —	Japanese yen
MXN —	Mexican peso
PLN —	Polish zloty
SEK —	Swedish krona
ZAR —	South African rand

2

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 12/31/12:

			Amount of		Amount of
		Currency	Currency	Currency	Currency	Unrealized
		to be	to be	to be	to be	Losses
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contract

01/31/2013	State Street Bank London	GBP	21,459,500	EUR	26,665,383	(348,138)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	International fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Forward foreign currency exchange contracts: valued at a value based on that day’s exchange rates.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and

 3

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2012:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Government Bonds[1]	$—	$556,048,863	$—	$556,048,863
Government Agency Obligations[1]	—	132,582,301	—	132,582,301
Corporate Bonds[1]	—	38,039,646	—	38,039,646
Supranational	—	102,637,393	—	102,637,393
Other Investment Company[1]	3,780,757	—	—	3,780,757

Total	$3,780,757	$829,308,203	$—	$833,088,960

4

 Laudus Mondrian International Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments
Forward Foreign Currency Exchange Contract[2]	($348,138)	$—	$—	($348,138)

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2012.

The fund entered into forward foreign currency exchange contracts during the period ended December 31, 2012. The fund invested in forward foreign currency exchange contracts to defensively hedge part of the fund’s exposure to currencies that were deemed to be overvalued by the sub-adviser.

REG60666DEC12-00

 5

Laudus Trust
Laudus Mondrian Global Fixed Income Fund

Portfolio Holdings as of December 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

64.8%	Government Bonds	27,045,129	26,988,628
10.1%	Government Agency Obligations	4,550,150	4,195,033
1.6%	Corporate Bonds	566,747	685,593
5.1%	Supranational	2,160,514	2,118,942
16.7%	U.S. Government and Government Agencies	7,000,834	6,981,288

98.3%	Total Investments	41,323,374	40,969,484
1.7%	Other Assets and Liabilities, Net		706,324

100.0%	Net Assets		41,675,808

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Government Bonds 64.8% of net assets

Australia 7.9%
Australia Government Bond
4.50%, 10/21/14 (AUD)	150,000	160,856
4.75%, 06/15/16 (AUD)	450,000	498,901
5.25%, 03/15/19 (AUD)	580,000	681,109
4.50%, 04/15/20 (AUD)	730,000	830,293
5.75%, 05/15/21 (AUD)	905,000	1,120,267

		3,291,426

Brazil 4.2%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/14 (BRL)	400,000	200,640
10.00%, 01/01/17 (BRL)	1,500,000	773,161
10.00%, 01/01/21 (BRL)	1,500,000	773,510

		1,747,311

Colombia 0.9%
Colombia Government International Bond
7.75%, 04/14/21 (COP)	510,000,000	363,378

Denmark 2.1%
Denmark Government International Bond
3.13%, 03/17/14 (EUR)	640,000	875,374

Germany 2.2%
Bundesrepublik Deutschland
2.50%, 01/04/21 (EUR)	390,000	574,449
3.25%, 07/04/42 (EUR)	220,000	362,270

		936,719

Hungary 2.3%
Hungary Government Bond
5.50%, 02/12/14 (HUF)	4,200,000	19,099
5.50%, 02/12/16 (HUF)	16,300,000	73,648
6.75%, 02/24/17 (HUF)	58,000,000	272,140
6.50%, 06/24/19 (HUF)	27,500,000	128,987
7.50%, 11/12/20 (HUF)	65,000,000	323,735
6.00%, 11/24/23 (HUF)	33,000,000	148,644

		966,253

Israel 1.1%
Israel Government Bond
4.25%, 08/31/16 (ILS)	750,000	217,716
6.00%, 02/28/19 (ILS)	280,000	91,663
5.50%, 01/31/22 (ILS)	460,000	147,178

		456,557

Japan 21.4%
Japan Government Ten Year Bond
1.30%, 12/20/14 (JPY)	56,000,000	661,828
1.30%, 03/20/15 (JPY)	9,300,000	110,227
1.50%, 03/20/15 (JPY)	60,000,000	714,200
1.40%, 03/20/18 (JPY)	120,000,000	1,471,995
1.50%, 09/20/18 (JPY)	95,000,000	1,175,115
1.40%, 06/20/19 (JPY)	147,500,000	1,818,390
0.80%, 09/20/20 (JPY)	120,000,000	1,415,463
Japan Government Thirty Year Bond
2.50%, 06/20/36 (JPY)	40,900,000	530,136
Japan Government Twenty Year Bond
1.90%, 03/22/21 (JPY)	80,000,000	1,021,463

		8,918,817

Malaysia 1.3%
Malaysia Government Bond
3.74%, 02/27/15 (MYR)	200,000	66,371
3.31%, 10/31/17 (MYR)	370,000	121,369
4.24%, 02/07/18 (MYR)	490,000	167,481
3.42%, 08/15/22 (MYR)	570,000	185,377

		540,598

Mexico 2.8%
Mexican Bonos
8.00%, 12/17/15 (MXN)	4,200,000	352,274
7.25%, 12/15/16 (MXN)	1,900,000	158,935

 Laudus Mondrian Global Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)
7.75%, 12/14/17 (MXN)	2,200,000	189,871
8.00%, 12/07/23 (MXN)	3,400,000	318,696
7.50%, 06/03/27 (MXN)	1,500,000	135,293

		1,155,069

Poland 3.0%
Poland Government Bond
5.50%, 04/25/15 (PLN)	700,000	238,114
6.25%, 10/24/15 (PLN)	160,000	56,018
5.25%, 10/25/17 (PLN)	310,000	109,249
5.50%, 10/25/19 (PLN)	1,200,000	438,763
5.25%, 10/25/20 (PLN)	140,000	50,824
5.75%, 09/23/22 (PLN)	930,000	352,497

		1,245,465

Qatar 0.9%
Qatar Government International Bond
5.25%, 01/20/20 (USD) (c)	320,000	383,200

South Africa 2.8%
South Africa Government Bond
13.50%, 09/15/15 (ZAR)	2,000,000	283,889
8.00%, 12/21/18 (ZAR)	1,300,000	168,532
6.75%, 03/31/21 (ZAR)	3,000,000	362,504
10.50%, 12/21/26 (ZAR)	2,300,000	348,074

		1,162,999

Sweden 6.3%
Sweden Government Bond
4.50%, 08/12/15 (SEK)	2,500,000	420,657
3.75%, 08/12/17 (SEK)	2,750,000	475,640
4.25%, 03/12/19 (SEK)	5,000,000	908,693
3.50%, 06/01/22 (SEK)	4,450,000	801,763

		2,606,753

Turkey 0.9%
Turkey Government Bond
10.50%, 01/15/20 (TRY)	520,000	357,248

United Kingdom 4.7%
United Kingdom Gilt
2.75%, 01/22/15 (GBP)	255,000	434,704
4.00%, 09/07/16 (GBP)	315,000	576,117
4.50%, 03/07/19 (GBP)	322,000	629,603
4.25%, 06/07/32 (GBP)	170,000	341,037

		1,981,461

Total Government Bonds
(Cost $27,045,129)		26,988,628

Government Agency Obligations 10.1% of net assets

Germany 6.9%
Bayerische Landesbank
1.40%, 04/22/13 (JPY)	90,000,000	1,041,771
Kreditanstalt fuer Wiederaufbau
1.35%, 01/20/14 (JPY) (d)	62,000,000	725,356
Landwirtschaftliche Rentenbank
1.38%, 04/25/13 (JPY)	95,000,000	1,100,704

		2,867,831

Netherlands 3.2%
Bank Nederlandse Gemeenten
1.85%, 11/07/16 (JPY)	95,000,000	1,171,208
ING Bank N.V.
3.90%, 03/19/14 (USD)	150,000	155,994

		1,327,202

Total Government Agency Obligations
(Cost $4,550,150)		4,195,033

Corporate Bonds 1.6% of net assets

Netherlands 0.7%
ING Bank N.V.
6.13%, 05/29/23 (EUR) (a)(b)	200,000	289,049

United Kingdom 0.9%
HSBC Holdings plc
6.25%, 03/19/18 (EUR)	250,000	396,544

Total Corporate Bonds
(Cost $566,747)		685,593

Supranational 5.1% of net assets

European Investment Bank
1.90%, 01/26/26 (JPY)	110,000,000	1,331,889
European Union Notes
2.75%, 06/03/16 (EUR)	550,000	787,053

Total Supranational
(Cost $2,160,514)		2,118,942

U.S. Government and Government Agencies 16.7% of net assets

United States 16.7%
U.S. Treasury Notes
0.63%, 02/28/13 (USD)	360,000	360,366
0.50%, 05/31/13 (USD)	440,000	440,774
1.75%, 01/31/14 (USD)	205,000	208,451
4.13%, 05/15/15 (USD)	870,000	948,368
1.88%, 08/31/17 (USD)	55,000	58,098
4.00%, 08/15/18 (USD)	865,000	1,016,510
1.25%, 04/30/19 (USD)	950,000	964,473
3.63%, 08/15/19 (USD)	1,050,000	1,222,840
3.63%, 02/15/21 (USD)	560,000	657,432

 Laudus Mondrian Global Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)
2.13%, 08/15/21 (USD)	1,050,000	1,103,976

Total U.S. Government and Government Agencies
(Cost $7,000,834)		6,981,288

End of Investments.

At 12/31/12, the tax basis cost of the fund’s investments was $41,323,381, and the unrealized appreciation and depreciation were $973,092 and ($1,326,989), respectively, with a net depreciation of ($353,897).

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $383,200 or 0.9% of net assets.
(d)	Guaranteed by the Republic of Germany.

AUD —	Australian dollar
BRL —	Brazilian real
CLP —	Chilean peso
CNY —	Chinese yuan renminbi
COP —	Colombian peso
EUR —	euro currency
GBP —	Great British pound
HUF —	Hungarian forint
ILS —	Israeli shekel
JPY —	Japanese yen
MXN —	Mexican peso
MYR —	Malaysian ringgit
PLN —	Polish zloty
SEK —	Swedish krona
TRY —	Turkish lira
USD —	U.S. dollar
ZAR —	South African rand

In addition to the above, the fund held the following at 12/31/12:

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Gains /
		to be	to be	to be	to be	(Losses)
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

01/31/2013	State Street Bank London	AUD	174,000	USD	180,316	41
01/31/2013	Bank of New York Mellon	CLP	213,336,000	USD	443,907	3,812
01/31/2013	State Street Bank London	CLP	168,695,000	USD	351,018	5,048
01/31/2013	State Street Bank London	CNY	6,020,000	USD	964,462	11,176
01/31/2013	State Street Bank London	USD	3,410,452	AUD	3,291,000	(26,554)
01/31/2013	Nothern Trust Intenational Banking Corp.	USD	964,462	CNY	6,020,000	(9,589)

Net unrealized losses on Forward Foreign Currency Exchange Contracts						(16,066)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a

 Laudus Mondrian Global Fixed Income Fund

Portfolio Holdings (Unaudited) continued

number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	International fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Forward foreign currency exchange contracts: valued at a value based on that day’s exchange rates.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets,

 Laudus Mondrian Global Fixed Income Fund

Portfolio Holdings (Unaudited) continued

completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2012:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Government Bonds[1]	$—	$26,988,628	$—	$26,988,628
Government Agency Obligations[1]	—	4,195,033	—	4,195,033
Corporate Bonds[1]	—	685,593	—	685,593
Supranational	—	2,118,942	—	2,118,942
U.S. Government and Government Agencies[1]	—	6,981,288	—	6,981,288

Total	$—	$40,969,484	$—	$40,969,484

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$20,077	$—	$—	$20,077

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	($36,143)	$—	$—	($36,143)

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2012.

The fund entered into forward foreign currency exchange contracts during the period ended December 31, 2012. The fund invested in forward foreign currency exchange contracts to defensively hedge part of the fund’s exposure to currencies that were deemed to be overvalued by the sub-adviser.

REG72309DEC12-00

Laudus Trust
Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings as of December 31, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.3%	Common Stock	1,249,107,788	1,421,309,366
3.5%	Other Investment Companies	52,310,528	52,373,016

99.8%	Total Investments	1,301,418,316	1,473,682,382
0.2%	Other Assets and Liabilities, Net		2,478,512

100.0%	Net Assets		1,476,160,894

	Number	Value
Security	of Shares	($)

Common Stock 96.3% of net assets

Capital Goods 7.4%
Cummins, Inc.	213,400	23,121,890
Danaher Corp.	623,400	34,848,060
Precision Castparts Corp.	66,100	12,520,662
United Technologies Corp.	470,900	38,618,509

		109,109,121

Commercial & Professional Supplies 1.0%
IHS, Inc., Class A *	156,400	15,014,400

Consumer Durables & Apparel 7.6%
Lululemon Athletica, Inc. *	330,801	25,216,960
Michael Kors Holdings Ltd. *	428,200	21,851,046
NIKE, Inc., Class B	606,000	31,269,600
Ralph Lauren Corp.	227,300	34,076,816

		112,414,422

Consumer Services 2.5%
Las Vegas Sands Corp.	811,900	37,477,304

Energy 6.3%
Cabot Oil & Gas Corp.	308,400	15,339,816
Concho Resources, Inc. *	309,300	24,917,208
FMC Technologies, Inc. *	657,300	28,152,159
Schlumberger Ltd.	351,200	24,334,648

		92,743,831

Food & Staples Retailing 1.2%
CVS Caremark Corp.	362,200	17,512,370

Food, Beverage & Tobacco 1.4%
Monster Beverage Corp. *	392,700	20,765,976

Health Care Equipment & Services 6.0%
Cardinal Health, Inc.	859,500	35,394,210
Intuitive Surgical, Inc. *	30,300	14,858,211
UnitedHealth Group, Inc.	696,800	37,794,432

		88,046,853

Household & Personal Products 2.8%
The Estee Lauder Cos., Inc., Class A	702,000	42,021,720

Materials 1.5%
The Sherwin-Williams Co.	147,400	22,673,068

Media 1.9%
DIRECTV *	557,000	27,939,120

Pharmaceuticals, Biotechnology & Life Sciences 9.0%
Agilent Technologies, Inc.	806,900	33,034,486
Allergan, Inc.	556,000	51,001,880
Biogen Idec, Inc. *	122,300	17,937,741
Gilead Sciences, Inc. *	420,400	30,878,380

		132,852,487

Retailing 8.5%
Amazon.com, Inc. *	198,400	49,826,176
Dollar General Corp. *	858,200	37,838,038
Priceline.com, Inc. *	60,000	37,272,000

		124,936,214

Software & Services 24.6%
eBay, Inc. *	569,500	29,055,890
Facebook, Inc., Class A *	1,308,800	34,853,344
Google, Inc., Class A *	75,500	53,557,435
Informatica Corp. *	550,000	16,676,000
MasterCard, Inc., Class A	73,500	36,109,080
MercadoLibre, Inc.	152,800	12,005,496
Salesforce.com, Inc. *	197,700	33,233,370
ServiceNow, Inc. *	119,900	3,600,597
Teradata Corp. *	523,500	32,399,415
VeriSign, Inc. *	244,300	9,483,726
Visa, Inc., Class A	463,400	70,242,172
VMware, Inc., Class A *	344,200	32,402,988

		363,619,513

Technology Hardware & Equipment 11.1%
Apple, Inc.	149,100	79,474,773
NetApp, Inc. *	965,800	32,402,590
QUALCOMM, Inc.	830,800	51,526,216

		163,403,579

 1

 Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 1.4%
Crown Castle International Corp. *	284,000	20,493,440

Transportation 2.1%
Union Pacific Corp.	240,900	30,285,948

Total Common Stock
(Cost $1,249,107,788)		1,421,309,366

Other Investment Companies 3.5% of net assets

iShares Russell 1000 Growth Index Fund	261,500	17,125,635
State Street Institutional U.S. Government Money Market Fund	35,247,381	35,247,381

Total Other Investment Companies
(Cost $52,310,528)		52,373,016

End of Investments.

At 12/31/12, the tax basis cost of the fund’s investments was $1,306,962,665 and the unrealized appreciation and depreciation were $185,699,921 and ($18,980,204), respectively, with a net unrealized appreciation of $166,719,717.

*	Non-income producing security.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

2

 Laudus Growth Investors U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Common Stock[1]	$1,421,309,366	$—	$—	$1,421,309,366
Other Investment Companies	52,373,016	—	—	52,373,016

Total	$1,473,682,382	$—	$—	$1,473,682,382

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2012.

REG60662DEC12

 3

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Laudus Trust

By:	/s/ Marie Chandoha Marie Chandoha
President, Chief Executive Officer

Date:	February 27, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
President, Chief Executive Officer

Date:	February 27, 2013

By:	/s/ George Pereira George Pereira
Treasurer, Principal Financial Officer

Date:	February 27, 2013